Income Taxes - Differences Between The Federal Tax Rate And The Company's Effective Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Federal income tax benefit at statutory rate							$ (179,128)	$ (694)	$ (8,121)
State income tax (benefit) expense, net of federal tax benefit							(25,814)	1,248	(3,741)
Change in state tax rate							34	(2,551)	(1,197)
Prior period adjustments and other							1,515	(105)	(51)
Valuation allowance							35,731	(981)	(34,943)
Interest expense on redeemable preferred stock							2,118	3,997	3,257
Changes in fair value of warrant liability and contingent common shares liability							(41,524)	0	0
Goodwill and intangible asset impairment charges							132,447	0	0
Other permanent differences, net							3,661	1,151	777
Income tax (benefit) expense	$ (5,381)	$ (35,333)	$ (19,731)	$ (10,515)	$ (30,246)	$ (65,600)	$ (70,960)	$ 2,065	$ (44,019)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal income tax benefit at statutory rate							21.00%	21.00%	21.00%
State income tax (benefit) expense, net of federal tax benefit							3.00%	(37.80%)	9.70%
Change in state tax rate							0.00%	77.10%	3.10%
Prior period adjustments and other							(0.20%)	3.20%	0.00%
Valuation allowance							(4.20%)	29.70%	90.40%
Interest expense on redeemable preferred stock							(0.20%)	(120.90%)	(8.40%)
Changes in fair value of warrant liability and contingent common shares liability							4.90%	0.00%	0.00%
Goodwill and intangible asset impairment charges							(15.50%)	0.00%	0.00%
Other permanent differences, net							(0.50%)	(34.80%)	(2.00%)
Total income tax (benefit) expense							8.30%	(62.50%)	113.80%